Nature of operations and going concern - Additional Information (Detail) - USD ($) $ in Millions					3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 10, 2021	Feb. 12, 2021	Sep. 02, 2020	Mar. 28, 2019	Jul. 31, 2021	Jul. 31, 2020	Apr. 30, 2021	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Nov. 30, 2020
Nature Of Operations And Going Concern [Line Items]
Date of incorporation							Nov. 18, 2016			Nov. 18, 2016
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Net loss					$ (6.7)	$ (1.8)		$ (21.4)	$ (4.8)	$ (9.3)	$ (4.1)
Cash used in Operations					$ 5.2	$ 2.1		16.6	$ 7.6	$ 7.4	$ 4.6
Cash and cash equivalents in subsidiary or businesses acquired or disposed								582.0
Payments for share issue costs								$ 55.0
Nonadjusting Events After Reporting Period [Member]
Nature Of Operations And Going Concern [Line Items]
Cash on hand												$ 25.0
Payments for share issue costs	$ 55.0
Li-Cycle Inc.
Nature Of Operations And Going Concern [Line Items]
Proportion of ownership interest in subsidiary				100.00%				100.00%		100.00%
Li-Cycle North America Hub, Inc.
Nature Of Operations And Going Concern [Line Items]
Proportion of ownership interest in subsidiary			100.00%					100.00%		100.00%